FINANCIAL INSTRUMENTS - Fair value of financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS
Financial assets	R$ 9,451,689	R$ 9,297,041
Financial liabilities	21,020,146	23,639,247
Trade accounts payable - Domestic market
FINANCIAL INSTRUMENTS
Financial liabilities	4,241,819	5,277,867
Financial liabilities, at fair value	4,241,819	5,277,867
Trade accounts payable - Debtor risk
FINANCIAL INSTRUMENTS
Financial liabilities	653,085	807,915
Financial liabilities, at fair value	653,085	807,915
Trade accounts payable - Imports
FINANCIAL INSTRUMENTS
Financial liabilities	1,724,019	1,931,358
Financial liabilities, at fair value	1,724,019	1,931,358
Liabilities, Loans and Financing
FINANCIAL INSTRUMENTS
Financial liabilities	11,179,617	11,109,786
Financial liabilities, at fair value	11,267,779	12,630,940
Liabilities, Debentures
FINANCIAL INSTRUMENTS
Financial liabilities	1,427,773	2,929,907
Financial liabilities, at fair value	1,421,187	2,911,424
Liabilities, Related parties
FINANCIAL INSTRUMENTS
Financial liabilities	24,890	24,648
Financial liabilities, at fair value	24,890	24,648
Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial liabilities	19,056
Financial liabilities, at fair value	19,056
Obligations with FIDC (current liabilities)
FINANCIAL INSTRUMENTS
Financial liabilities		45,497
Financial liabilities, at fair value		45,497
Liabilities, Other current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	1,216,206	1,090,396
Financial liabilities, at fair value	1,216,206	1,090,396
Liabilities, Other non-current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	533,681	421,873
Financial liabilities, at fair value	533,681	421,873
Assets, Short-term investments
FINANCIAL INSTRUMENTS
Financial assets	2,959,135	2,626,212
Financial assets, at fair value	2,959,135	2,626,212
Trade accounts receivable - net
FINANCIAL INSTRUMENTS
Financial assets	4,999,004	5,414,075
Financial assets, at fair value	4,999,004	5,414,075
Assets, Related parties
FINANCIAL INSTRUMENTS
Financial assets		2,678
Financial assets, at fair value		2,678
Assets, Fair value of derivatives
FINANCIAL INSTRUMENTS
Financial assets	3,272	3,246
Financial assets, at fair value	3,272	3,246
Assets, Other current assets
FINANCIAL INSTRUMENTS
Financial assets	789,901	679,193
Financial assets, at fair value	789,901	679,193
Assets, Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	700,377	571,637
Financial assets, at fair value	R$ 700,377	R$ 571,637